Shareholder Report	11 Months Ended	12 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Advisors Preferred Trust
Entity Central Index Key		0001556505
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000243319
Shareholder Report [Line Items]
Fund Name	Dynamic Alpha Macro Fund
Class Name	Institutional
Trading Symbol	DYMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dynamic Alpha Macro Fund for the period of July 31, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at regdocs.blugiant.com/dynamic-alpha-macro/. You can also request this information by contacting us at (833) 462-6344.
Additional Information Phone Number	(833) 462-6344
Additional Information Email	regdocs.blugiant.com/dynamic-alpha-macro/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$186	1.89%

The cost of a $10,000 investment would have been higher than the amount shown above had it been a full reporting period.

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Performance Overview

Dynamic Alpha Macro Fund (“DYMIX” or “The Fund”) underperformed the Standard & Poor’s 500 Index (“S&P 500”) for the period from July 31st, 2023, through June 30th, 2024. Versus the newly added supplemental benchmark, the Barclay Global Macro Index, the fund outperformed. Overall, the fund returned 15.18% for the inception period ended June 30th, 2024, compared to the S&P 500 and Barclay Global Macro Indices which returned 20.68% and 8.07% respectively.

Primary Benchmark Overview

The S&P 500 was led primarily by contributions from technology and communication services. There was little volatility in the equity index to speak of.

Market Factors, Contributors and Detractors Impacting Fund Performance

As the fund is structured with two differing strategies, impacts will be discussed as such:

Strategic Equities

Allocations to strategic equities were broadly positive, led by allocations to growth-oriented exchange traded funds (ETFs). Core and dividend/value ETFs were also positive, but less than growth allocations.

Fundamental Global Macro Strategy (“Macro strategy”)

The biggest factors impacting performance of the macro strategy were related to the market’s anticipation of Federal Reserve Rate cuts. Going into 2024 the market had anticipated several (as many as 6-7) rate cuts in 2024 by the Fed Open Market Committee. But as inflation persisted, these rate cuts continued to get pushed further and further into the future (with some anticipating no cuts at all). The impact of this has been continued volatility in fixed income markets as well as volatility in inflation and economic related commodities (gold, silver, copper etc.).

Overall, Gold was by far the biggest contributor to performance from the macro strategy. Other smaller contributors included Copper, Sugar, and the Swiss Franc. Macro strategy detractors from performance included equity index shorts as well as positions in coffee, silver, cocoa, corn and treasuries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Dynamic Alpha Macro Fund	S&P 500 Index	Barclay Global Macro Index
07/31/23	$10,000	$10,000	$10,000
08/31/23	$9,900	$9,841	$9,856
09/30/23	$9,310	$9,372	$9,831
10/31/23	$9,450	$9,175	$9,807
11/30/23	$9,990	$10,012	$10,036
12/31/23	$10,554	$10,467	$10,291
01/31/24	$10,343	$10,643	$10,374
02/29/24	$10,132	$11,211	$10,509
03/31/24	$10,976	$11,572	$10,794
04/30/24	$11,739	$11,100	$10,654
05/31/24	$11,518	$11,650	$10,744
06/30/24	$11,518	$12,068	$10,807

Average Annual Return [Table Text Block]
Since Inception (July 31, 2023)
Dynamic Alpha Macro Fund	15.18%
S&P 500 Index	20.68%
Barclay Global Macro Index	8.07%

Performance Inception Date			Jul. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 97,227,525	$ 97,227,525	$ 97,227,525
Holdings Count | Holding	15	15	15
Advisory Fees Paid, Amount	$ 810,975
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$97,227,525 Number of Portfolio Holdings15 Advisory Fee (net of waivers)$810,975 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	19.9%
Money Market Funds	28.7%
Exchange-Traded Funds	51.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class Z, 5.187%,	27.2%
Fidelity Government Portfolio Class I, 5.200%,	18.9%
Invesco Nasdaq 100 ETF	13.4%
Schwab US Dividend Equity ETF	10.9%
BNY Mellon US Large Cap Core Equity ETF	8.1%
Vanguard Russell 1000 Growth ETF	5.7%
Vanguard Value ETF	5.3%
Vanguard Dividend Appreciation ETF	2.7%
SPDR Portfolio S&P 500 ETF	2.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.